Leases - Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expenses [Line Items]
Lease expense	$ 258,333	$ 198,625	$ 45,891
Building Lease [Member]
Schedule of Lease Expenses [Line Items]
Weighted-average remaining lease term — operating leases (years)	1 year 2 months 12 days	2 years 2 months 12 days	1 month 30 days
Weighted-average discount rate — operating leases (%)	11.54%	11.54%	6.00%
Vehicle Lease [Member]
Schedule of Lease Expenses [Line Items]
Weighted-average remaining lease term — operating leases (years)	2 years 6 months
Weighted-average discount rate — operating leases (%)	8.00%